UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: September 30, 2011

             Check here if Amendment [ ]; Amendment Number: ______
            This Amendment (Check only one.): [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                          Name:    Maverick Capital, Ltd.
                          Address: 300 Crescent Court
                                   18th Floor
                                   Dallas, TX 75201



                         Form 13F File Number: 28-06270

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                            Name:  John T. McCafferty
                            Title: General Counsel
                            Phone: 214.880.4000


                     Signature, Place, and Date of Signing:

  /s/ John T. McCafferty              Dallas, TX            November 14, 2011
---------------------------    ------------------------   --------------------
         [Signature]                [City, State]                [Date]


                         Report Type (Check one only):

 [x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

  [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

                      Number of Other Included Managers:      0
                      Form 13F Information Table Entry Total: 74
                      Form 13F Information Table Value Total: $7,163,205
                                                  (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                                                    FORM 13 INFORMATION TABLE

     COLUMN 1           COLUMN 2      COLUMN 3    COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7            COLUMN 8
                        TITLE OF                   VALUE      SHRS OR    SH/  PUT/  INVESTMENT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER         CLASS         CUSIP      (X$1000)    PRN AMT   PRN   CALL  DISCRETION   MANAGERS     SOLE     SHARED  NONE
------------------  ---------------  ---------- ---------- ----------- ------ ----- -----------  --------- ----------- ------ ------

7 DAYS GROUP HLDGS
LTD                        ADR        81783J101     6,818      538,521   SH             SOLE                   538,521    0      0
AMDOCS LTD                 ORD        G02602103   145,544    5,366,681   SH             SOLE                 5,366,681    0      0
ANHEUSER BUSCH
INBEV SA/NV          SPONSORED ADR    03524A108    23,436      442,351   SH             SOLE                   442,351    0      0
APOLLO GROUP INC           CL A       037604105   323,326    8,162,735   SH             SOLE                 8,162,735    0      0
APPLE INC                  COM        037833100   181,127      475,000   SH             SOLE                   475,000    0      0
BANKRATE INC DEL           COM        06647F102    24,496    1,610,551   SH             SOLE                 1,610,551    0      0
BEBIDAS DAS AME       SPON ADR PFD    20441W203   221,421    7,224,183   SH             SOLE                 7,224,183    0      0
BLUEFLY INC              COM NEW      096227301     8,816    3,704,101   SH             SOLE                 3,704,101    0      0
CAMELOT INFORMATION
SYS INC              ADS RP ORD SHS   13322V105     6,808    2,540,309   SH             SOLE                 2,540,309    0      0
CARDIOVASCULAR SYS
INC DEL                    COM        141619106     1,842      161,747   SH             SOLE                   161,747    0      0
CAREFUSION CORP            COM        14170T101    84,197    3,515,524   SH             SOLE                 3,515,524    0      0
CHINA LODGING GROUP
LTD                  SPONSORED ADR    16949N109    22,134    1,616,772   SH             SOLE                 1,616,772    0      0
CIGNA CORP                 COM        125509109   108,858    2,595,576   SH             SOLE                 2,595,576    0      0
CIMAREX ENERGY CO          COM        171798101    95,646    1,717,164   SH             SOLE                 1,717,164    0      0
CITIGROUP INC            COM NEW      172967424   178,499    6,968,532   SH             SOLE                 6,968,532    0      0
CITIGROUP INC       UNIT 99/99/9999   172967416    34,241      430,000   SH             SOLE                   430,000    0      0
CITRIX SYS INC             COM        177376100   213,277    3,911,187   SH             SOLE                 3,911,187    0      0
COGNIZANT
TECHNOLOGY SOLUTIO         CL A       192446102   112,791    1,798,896   SH             SOLE                 1,798,896    0      0
COMCAST CORP NEW           CL A       20030N101    87,677    4,191,051   SH             SOLE                 4,191,051    0      0
COMCAST CORP NEW        CL A SPL      20030N200   126,852    6,122,186   SH             SOLE                 6,122,186    0      0
COMPANHIA DE
CORNING INC                COM        219350105   323,319   26,158,463   SH             SOLE                26,158,463    0      0
DIGITALGLOBE INC         COM NEW      25389M877    21,656    1,114,584   SH             SOLE                 1,114,584    0      0
DIRECTV                  COM CL A     25490A101    60,184    1,423,800   SH             SOLE                 1,423,800    0      0
DOLLAR GEN CORP NEW        COM        256677105   141,772    3,754,554   SH             SOLE                 3,754,554    0      0
ETFS PALLADIUM TR       SH BEN INT    26923A106    17,319      288,643   SH             SOLE                   288,643    0      0
ETFS PLATINUM TR        SH BEN INT    26922V101    43,367      288,500   SH             SOLE                   288,500    0      0
FIRST SOLAR INC            COM        336433107   226,290    3,579,976   SH             SOLE                 3,579,976    0      0
GOODYEAR TIRE &
RUBR CO                    COM        382550101    18,641    1,847,463   SH             SOLE                 1,847,463    0      0
HCA HOLDINGS INC           COM        40412C101   122,211    6,062,049   SH             SOLE                 6,062,049    0      0
HOME INNS & HOTELS
MGMT INC                SPON ADR      43713W107    96,695    3,752,242   SH             SOLE                 3,752,242    0      0
HSN INC                    COM        404303109    26,665      804,866   SH             SOLE                   804,866    0      0
ICAD INC                   COM        44934S107        92      242,552   SH             SOLE                   242,552    0      0
IRONWOOD
PHARMACEUTICALS INC     COM CL A      46333X108    22,698    2,101,695   SH             SOLE                 2,101,695    0      0
ISOFTSTONE HLDGS
LTD                  SPONSORED ADS    46489B108     4,778      736,214   SH             SOLE                   736,214    0      0
JPMORGAN CHASE & CO        COM        46625H100   211,011    7,005,686   SH             SOLE                 7,005,686    0      0
KOHLS CORP                 COM        500255104    79,445    1,618,019   SH             SOLE                 1,618,019    0      0
LAS VEGAS SANDS
CORP                       COM        517834107    34,123      890,000   SH             SOLE                   890,000    0      0
LIFE TECHNOLOGIES
CORP                       COM        53217V109   109,152    2,840,293   SH             SOLE                 2,840,293    0      0
MACYS INC                  COM        55616P104   107,701    4,091,994   SH             SOLE                 4,091,994    0      0
MARVELL TECHNOLOGY
GROUP LTD                  ORD        G5876H105   219,382   15,114,181   SH             SOLE                15,114,181    0      0
MCKESSON CORP              COM        58155Q103   322,247    4,432,558   SH             SOLE                 4,432,558    0      0
MEDLEY CAP CORP            COM        58503F106     8,458      839,077   SH             SOLE                   839,077    0      0
NETAPP INC                 COM        64110D104   217,162    6,400,300   SH             SOLE                 6,400,300    0      0
NEWS CORP                  CL A       65248E104   160,469   10,366,200   SH             SOLE                10,366,200    0      0
NII HLDGS INC           CL B NEW      62913F201    54,409    2,018,894   SH             SOLE                 2,018,894    0      0
ORACLE CORP                COM        68389X105   179,013    6,228,713   SH             SOLE                 6,228,713    0      0
OWENS CORNING NEW          COM        690742101   154,005    7,103,553   SH             SOLE                 7,103,553    0      0
PACIFIC BIOSCIENCES
CALIF IN                   COM        69404D108    11,374    3,543,333   SH             SOLE                 3,543,333    0      0
PFIZER INC                 COM        717081103   111,785    6,322,688   SH             SOLE                 6,322,688    0      0
PROGRESSIVE CORP
OHIO                       COM        743315103   220,111   12,393,650   SH             SOLE                12,393,650    0      0
QUALCOMM INC               COM        747525103   327,633    6,737,258   SH             SOLE                 6,737,258    0      0
ROYAL BK SCOTLAND
GROUP PLC            ADR PREF SER N   780097770     2,834      267,142   SH             SOLE                   267,142    0      0
ROYAL BK SCOTLAND
GROUP PLC            SP ADR PREF M    780097796     7,899      738,870   SH             SOLE                   738,870    0      0
ROYAL BK SCOTLAND
GROUP PLC            SP ADR PREF S    780097739    16,149    1,453,596   SH             SOLE                 1,453,596    0      0
ROYAL BK SCOTLAND
GROUP PLC            ADR PREF SHS Q   780097754    17,827    1,567,914   SH             SOLE                 1,567,914    0      0
ROYAL BK SCOTLAND
GROUP PLC            SP ADR PREF T    780097713    18,709    1,552,644   SH             SOLE                 1,552,644    0      0

                                                    FORM 13 INFORMATION TABLE

     COLUMN 1           COLUMN 2      COLUMN 3    COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7            COLUMN 8
                        TITLE OF                   VALUE      SHRS OR    SH/  PUT/  INVESTMENT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER         CLASS         CUSIP      (X$1000)    PRN AMT   PRN   CALL  DISCRETION   MANAGERS     SOLE     SHARED  NONE
------------------  ---------------  ---------- ---------- ----------- ------ ----- -----------  --------- ----------- ------ ------

SANDERSON FARMS INC        COM        800013104    14,184      298,603   SH             SOLE                   298,603    0      0
SIGNET JEWELERS
LIMITED                    SHS        G81276100    22,109      654,122   SH             SOLE                   654,122    0      0
SINA CORP                  ORD        G81477104    49,150      686,360   SH             SOLE                   686,360    0      0
SMART TECHNOLOGIES
INC                  CL A SUB VTG S   83172R108     4,677    1,113,471   SH             SOLE                 1,113,471    0      0
TIME WARNER CABLE
INC                        COM        88732J207   184,705    2,947,268   SH             SOLE                 2,947,268    0      0
TRINA SOLAR LIMITED     SPON ADR      89628E104    40,670    6,689,178   SH             SOLE                 6,689,178    0      0
TYCO INTERNATIONAL
LTD                        SHS        H89128104   114,231    2,803,220   SH             SOLE                 2,803,220    0      0
URBAN OUTFITTERS
INC                        COM        917047102   171,369    7,681,266   SH             SOLE                 7,681,266    0      0
US BANCORP DEL           COM NEW      902973304   146,293    6,214,675   SH             SOLE                 6,214,675    0      0
VANCEINFO
TECHNOLOGIES INC           ADR        921564100    19,035    2,828,354   SH             SOLE                 2,828,354    0      0
VIACOM INC NEW             CL B       92553P201   108,578    2,802,739   SH             SOLE                 2,802,739    0      0
WELLS FARGO & CO
NEW                        COM        949746101   284,274   11,785,818   SH             SOLE                11,785,818    0      0
WET SEAL INC               CL A       961840105    25,100    5,602,659   SH             SOLE                 5,602,659    0      0
WHITING PETE CORP
NEW                        COM        966387102    46,948    1,338,324   SH             SOLE                 1,338,324    0      0
WINNEBAGO INDS INC         COM        974637100    11,342    1,639,086   SH             SOLE                 1,639,086    0      0
YINGLI GREEN ENERGY
HLDG CO                    ADR        98584B103    41,699   13,451,172   SH             SOLE                13,451,172    0      0
YOUKU COM INC        SPONSORED ADR    98742U100   151,710    9,273,198   SH             SOLE                 9,273,198    0      0
ZALE CORP NEW              COM        988858106     2,740      961,242   SH             SOLE                   961,242    0      0